26. EARNINGS PER SHARE (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share
Net income attributable to equity holders of the Parent	$ 49,111,118	$ 49,574,670	$ 47,931,093
Number of ordinary shares outstanding	747,005,982	747,005,982	747,005,982
Basic earnings per share	$ 65.74	$ 68.73	$ 65.15